Senior Debt (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015
Maximum borrowing capacity	$ 10,000,000
Outstanding credit facility	$ 0	$ 2,230,000
Credit facility interest rate percentage	18.00%
Percentage of proceeds from customer loans			100.00%
Credit facility maturity date	Jun. 01, 2016
Monthly principal and interest payments percentage	10.00%
Repayment of credit facility date	Aug. 21, 2015
Payment of credit	$ 3,000,000
Net profit interest	107,340	$ 0
Minimum [Member]
Credit facility advance amount	$ 25,000